Organization and Business Operations (Details Textual) $ / shares in Units, $ / shares in Units, ¥ in Thousands					1 Months Ended										6 Months Ended	12 Months Ended
	Nov. 21, 2017 USD ($) $ / shares shares	Jul. 06, 2017 shares	Jan. 08, 2016 USD ($)	Jan. 08, 2016 CNY (¥)	Jun. 30, 2018 $ / shares shares	Nov. 21, 2017 USD ($) $ / shares shares	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CNY (¥)	Sep. 19, 2014 shares	Dec. 21, 2012 USD ($) $ / shares shares	May 16, 2011 USD ($)	Jan. 31, 2011 USD ($)	May 20, 2010 USD ($) shares	May 20, 2010 HKD ($) shares	Jun. 30, 2011 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	May 26, 2011 HKD ($) $ / shares shares	May 20, 2010 HKD ($) $ / shares	Jun. 15, 2007 USD ($)
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants										$ 4,500,000
Stock Issued During Period, Value, New Issues																$ 1,176,307
Stock Issued During Period, Shares, New Issues | shares	1,798,635					3,858,125
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001										$ 0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.31					$ 1.31
Stock Issued During Period, Value, Issued for Services																$ 872,000	$ 2,418,688
Common Stock Held in Trust										$ 41,600,000
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee																		$ 435,488	$ 1,178,093
Proceeds from Issuance of Common Stock	$ 1,176,307					$ 2,250,000										$ 1,176,307	$ 0	$ 0
Debt Conversion, Converted Instrument, Amount						$ 1,938,530
Convertible Debt [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Debt Instrument, Face Amount											$ 18,000,000	$ 18,000,000			$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage											6.00%	6.00%			6.00%
Debt Instrument, Interest Rate, Increase (Decrease)											15.00%	15.00%			15.00%
Jiangsu Delta [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Sale of Stock, Price Per Share | $ / shares																					$ 1.00
Sale of Stock, Consideration Received on Transaction													$ 28,800,000
Sale of Stock, Consideration Received Per Transaction														$ 10,000
Sale of Stock, Number of Shares Issued in Transaction | shares													10,000	10,000
Jiangsu Delta [Member] | Maximum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital																						$ 42,000,000
Jiangsu Delta [Member] | Minimum [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Initial Registered Capital																						$ 28,800,000
Delta Advanced [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares																				$ 1.00
Total Issued Subscription Price													$ 8,800,000								$ 68,640,000
Premium Per Share On Share Issued | $ / shares																					$ 6,863
Additional Shares Issued Through Bonus Shares | shares																				39,990,000
Additional Value Issued Through Bonus Shares																				$ 39,990,000
Jiangsu Logistics [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Sale of Equity Method Investments			$ 1,505,140	¥ 10,000
Jiangsu Zhengxin R and D [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Sale of Equity Method Investments							$ 10,518,189	¥ 64,555
British Virgin Islands Corporation [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares									6,060,000
Stock Issued During Period, Shares, Acquisitions | shares									4,560,000
Common Stock, Capital Shares Reserved for Future Issuance | shares									1,500,000
Business Acquisition, Equity Interest Issued or Issuable, Description																Payment Shares, if any, will be issued as follows: (a) 500,000 shares shall be issued if the Company achieves Adjusted Net Income (as defined in the stock purchase agreement) of at least $8 million for the period starting July 1, 2014 and ending June 30, 2015; (b) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $9.2 million for the period starting July 1, 2015 and ending June 30, 2016; (c) 500,000 shares shall be issued if the Company achieves Adjusted Net Income of at least $10.6 million for the period starting July 1, 2016 and ending June 30, 2017
Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues																$ 180
Stock Issued During Period, Shares, New Issues | shares																1,798,635
Stock Issued During Period, Shares, Issued for Services | shares																800,000	1,442,827
Stock Issued During Period, Value, Issued for Services																$ 80	$ 144
Stock Cancelled During Period,Shares,Escrow Shares | shares		1,000,000														(1,000,000)
Warrant [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues | shares										4,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	359,727					359,727
Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, Issued for Services										$ 2,720
Private Placement [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Proceeds from Issuance of Warrants										$ 3,375,000
Stock Issued During Period, Shares, New Issues | shares										4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.75
IPO [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Value, New Issues										$ 40,000,000
Stock Issued During Period, Shares, New Issues | shares										4,000,000
Shares Issued, Price Per Share | (per share)										$ 10.00										$ 1.00
Additional Shares Issued Through Bonus Shares | shares																				40,000,000
Additional Value Issued Through Bonus Shares																				$ 40,000,000
IPO [Member] | Common Stock [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Shares Issued, Price Per Share | $ / shares										10.00
IPO [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0001
Under Writers [Member] | Common Class A [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares										136,000
Delta Technology Holdings Limited [Member]
Organization Plan Of Business Operations Liquidity And Going Concern [Line Items]
Stock Issued During Period, Shares, New Issues | shares					200